UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT           02/8/06
       ------------------------   ---------------------------  ---------
             [Signature]                [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        50
                                               -------------

Form 13F Information Table Value Total:        $861,647
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                      Form 13F INFORMATION TABLE


              COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- ------
ADOBE SYSTEMS INC                 COM            00724F101   16,632     450,000(SH)      (SOLE)                    450,000(SOLE)
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AETNA INC NEW                     COM            00817Y108   28,293     300,000(SH)      (SOLE)                    300,000(SOLE)
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ATWOOD OCEANICS INC               COM            050095108    8,739     112,000(SH)      (SOLE)                    112,000(SOLE)
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BAKER HUGHES INC                  COM            057224107    9,117     150,000(SH)      (SOLE)                    150,000(SOLE)
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BEARINGPOINT INC                  COM            074002106    4,716     600,000(SH)      (SOLE)                    600,000(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
BIOGEN IDEC INC                   COM            09062X103   11,320     250,000(SH)      (SOLE)                    250,000(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP                     CL A           111320107   18,615     394,800(SH)      (SOLE)                    394,800(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
CARDINAL HEALTH INC               COM            14149Y108   20,412     296,900(SH)      (SOLE)                    296,900(SOLE)
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CAREMARK RX INC                   COM            141705103   51,039     985,500(SH)      (SOLE)                    985,500(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP            COM            165167107   31,419     990,200(SH)      (SOLE)                    990,200(SOLE)
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CHICAGO BRIDGE & IRON CO NV       NY REGISTRY SH 167250109    7,563     300,000(SH)      (SOLE)                    300,000(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC                 COM            20854P109    7,822     120,000(SH)      (SOLE)                    120,000(SOLE)
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CORAUTUS GENETICS INC             COM            218139202    3,162     760,000(SH)      (SOLE)                    760,000(SOLE)
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COVANTA HOLDING CORP              COM            22282E102   40,511   2,690,000(SH)      (SOLE)                  2,690,000(SOLE)
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CV THERAPEUTICS INC               COM            126667104    7,603     307,450(SH)      (SOLE)                    307,450(SOLE)
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DEALERTRACK HLDGS INC             COM            242309102    7,868     375,000(SH)      (SOLE)                    375,000(SOLE)
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EBAY INC                          COM            278642103   18,185     420,750(SH)      (SOLE)                    420,750(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
ECLIPSYS CORP                     COM            278856109    7,496     396,000(SH)      (SOLE)                    396,000(SOLE)
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ELECTRONIC DATA SYS NEW           COM            285661104   14,424     600,000(SH)      (SOLE)                    600,000(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP                 COM            370442105   15,536     800,000(SH)      (SOLE)                    800,000(SOLE)
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GOOGLE INC                        CL A           38259P508   26,595      64,105(SH)      (SOLE)                     64,105(SOLE)
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GUIDANT CORP                      COM            401698105   11,299     174,500(SH)      (SOLE)                    174,500(SOLE)
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HARRIS INTERACTIVE INC            COM            414549105    4,741   1,100,000(SH)      (SOLE)                  1,100,000(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
HOUSEVALUES INC                   COM            44183Y102    8,476     650,000(SH)      (SOLE)                   650,000 (SOLE)
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ICICI BK LTD                      ADR            45104G104   31,680   1,100,000(SH)      (SOLE)                  1,100,000(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
IKANOS COMMUNICATIONS             COM            45173E105    3,523     239,000(SH)      (SOLE)                    239,000(SOLE)
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IMS HEALTH INC                    COM            449934108    4,934     198,000(SH)      (SOLE)                    198,000(SOLE)
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INTEGRATED DEVICE TECHNOLOGY      COM            458118106   10,284     780,300(SH)      (SOLE)                    780,300(SOLE)
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INVITROGEN CORP                   COM            46185R100   14,161     212,500(SH)      (SOLE)                    212,500(SOLE)
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KONGZHONG CORP                    SPONSORED ADR  50047P104   27,938   2,235,000(SH)      (SOLE)                  2,235,000(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
MAXWELL TECHNOLOGIES INC          COM            577767106    4,464     315,000(SH)      (SOLE)                    315,000(SOLE)
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MICROSOFT CORP                    COM            594918104   26,150   1,000,000(SH)CALL  (SOLE)                  1,000,000(SOLE)
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MIDCAP SPDR TR                    UNIT SER 1     595635103  101,018     750,000(SH)PUT   (SOLE)                    750,000(SOLE)
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NABORS INDUSTRIES LTD             SHS            G6359F103   18,725     247,200(SH)      (SOLE)                    247,200(SOLE)
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NEKTAR THERAPEUTICS               COM            640268108   15,637     950,000(SH)      (SOLE)                    950,000(SOLE)
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NETLOGIC MICROSYSTEMS INC         COM            64118B100   13,620     500,000(SH)      (SOLE)                    500,000(SOLE)
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ORIGIN AGRITECH LTD               SHS            G67828106    9,875     771,500(SH)      (SOLE)                    771,500(SOLE)
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PANACOS PHARMACEUTICALS INC       COM            69811Q106    4,331     625,000(SH)      (SOLE)                    625,000(SOLE)
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PARKER HANNIFIN CORP              COM            701094104    8,905     135,000(SH)      (SOLE)                    135,000(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
PIONEER COS INC                   COM NEW        723643300   22,696     757,300(SH)      (SOLE)                    757,300(SOLE)
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SAKS INC                          COM            79377W108    6,698     397,300(SH)      (SOLE)                    397,300(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
SATYAM COMPUTER SERVICES LTD      ADR            804098101   26,273     718,050(SH)      (SOLE)                    718,050(SOLE)
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SPRINT NEXTEL CORP                COM FON        852061100    6,324     270,700(SH)      (SOLE)                    270,700(SOLE)
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SUNTECH POWER HLDGS CO LTD        ADR            86800C104    1,363      50,000(SH)      (SOLE)                     50,000(SOLE)
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SUPERGEN INC                      COM            868059106    3,661     725,000(SH)      (SOLE)                    725,000(SOLE)
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TODCO                             CL A           88889T107   13,321     350,000(SH)      (SOLE)                    350,000(SOLE)
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TYCO INTL LTD NEW                 COM            902124106   36,075   1,250,000(SH)CALL  (SOLE)                  1,250,000(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL NEW            COM            38388F108   25,756   2,740,000(SH)      (SOLE)                  2,740,000(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
WALTER INDS INC                   COM            93317Q105   33,561     675,000(SH)      (SOLE)                    675,000(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
YOUBET COM INC                    COM            987413101    9,091   1,922,000(SH)      (SOLE)                  1,922,000(SOLE)
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